PSF STOCK INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Long-Term Investments — 98.0%
Common Stocks — 97.1%
Aerospace & Defense — 1.6%
Boeing Co. (The)*	98,736	$11,954,955
General Dynamics Corp.	39,760	8,435,879
Howmet Aerospace, Inc.	65,392	2,022,575
Huntington Ingalls Industries, Inc.	7,000	1,550,500
L3Harris Technologies, Inc.	33,980	7,062,064
Lockheed Martin Corp.	41,708	16,111,383
Northrop Grumman Corp.	25,766	12,118,265
Raytheon Technologies Corp.	261,248	21,385,761
Textron, Inc.	37,950	2,210,967
TransDigm Group, Inc.	9,150	4,802,103
		87,654,452
Air Freight & Logistics — 0.6%
C.H. Robinson Worldwide, Inc.(a)	21,900	2,109,189
Expeditors International of Washington, Inc.	29,000	2,560,990
FedEx Corp.	42,340	6,286,220
United Parcel Service, Inc. (Class B Stock)	129,500	20,919,430
		31,875,829
Airlines — 0.2%
Alaska Air Group, Inc.*	21,900	857,385
American Airlines Group, Inc.*(a)	114,700	1,380,988
Delta Air Lines, Inc.*	113,200	3,176,392
Southwest Airlines Co.*	104,837	3,233,173
United Airlines Holdings, Inc.*	57,700	1,876,981
		10,524,919
Auto Components — 0.1%
Aptiv PLC*	47,900	3,746,259
BorgWarner, Inc.(a)	41,600	1,306,240
		5,052,499
Automobiles — 2.6%
Ford Motor Co.(a)	697,059	7,807,061
General Motors Co.	257,400	8,259,966
Tesla, Inc.*	471,350	125,025,587
		141,092,614
Banks — 3.6%
Bank of America Corp.	1,236,932	37,355,346
Citigroup, Inc.	342,822	14,285,393
Citizens Financial Group, Inc.	86,900	2,985,884
Comerica, Inc.	23,250	1,653,075
Fifth Third Bancorp	121,149	3,871,922
First Republic Bank	32,300	4,216,765
Huntington Bancshares, Inc.	254,675	3,356,616
JPMorgan Chase & Co.	518,895	54,224,527
KeyCorp	165,100	2,644,902
M&T Bank Corp.	31,061	5,476,676
PNC Financial Services Group, Inc. (The)	72,543	10,839,375
Regions Financial Corp.	166,412	3,339,889
Signature Bank	11,100	1,676,100
SVB Financial Group*	10,490	3,522,332
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Truist Financial Corp.	235,126	$10,237,386
U.S. Bancorp	238,681	9,623,618
Wells Fargo & Co.	671,176	26,994,699
Zions Bancorp NA	26,700	1,357,962
		197,662,467
Beverages — 1.8%
Brown-Forman Corp. (Class B Stock)	32,025	2,131,904
Coca-Cola Co. (The)	688,050	38,544,561
Constellation Brands, Inc. (Class A Stock)	28,200	6,476,976
Keurig Dr. Pepper, Inc.	150,300	5,383,746
Molson Coors Beverage Co. (Class B Stock)	33,400	1,602,866
Monster Beverage Corp.*	68,100	5,921,976
PepsiCo, Inc.	244,244	39,875,276
		99,937,305
Biotechnology — 2.2%
AbbVie, Inc.	312,889	41,992,833
Amgen, Inc.	94,694	21,344,028
Biogen, Inc.*	25,655	6,849,885
Gilead Sciences, Inc.	221,400	13,658,166
Incyte Corp.*	32,700	2,179,128
Moderna, Inc.*	59,500	7,035,875
Regeneron Pharmaceuticals, Inc.*	18,970	13,067,864
Vertex Pharmaceuticals, Inc.*	45,360	13,133,534
		119,261,313
Building Products — 0.4%
A.O. Smith Corp.	22,700	1,102,766
Allegion PLC	15,833	1,419,903
Carrier Global Corp.	148,867	5,293,711
Fortune Brands Home & Security, Inc.	23,100	1,240,239
Johnson Controls International PLC	122,615	6,035,110
Masco Corp.(a)	39,930	1,864,332
Trane Technologies PLC	41,000	5,937,210
		22,893,271
Capital Markets — 2.9%
Ameriprise Financial, Inc.	19,250	4,850,038
Bank of New York Mellon Corp. (The)	130,149	5,013,339
BlackRock, Inc.(a)	26,680	14,681,470
Cboe Global Markets, Inc.	18,800	2,206,556
Charles Schwab Corp. (The)	270,200	19,419,274
CME Group, Inc.	63,560	11,258,383
FactSet Research Systems, Inc.(a)	6,700	2,680,737
Franklin Resources, Inc.(a)	48,900	1,052,328
Goldman Sachs Group, Inc. (The)	60,370	17,691,428
Intercontinental Exchange, Inc.	98,690	8,916,642
Invesco Ltd.(a)	80,500	1,102,850
MarketAxess Holdings, Inc.	6,600	1,468,434
Moody’s Corp.	27,970	6,799,787
Morgan Stanley	236,978	18,723,632
MSCI, Inc.	14,180	5,980,982
Nasdaq, Inc.	60,000	3,400,800
Northern Trust Corp.	36,900	3,157,164
A1

PSF STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Capital Markets (cont’d.)
Raymond James Financial, Inc.	34,150	$3,374,703
S&P Global, Inc.	60,246	18,396,116
State Street Corp.	64,775	3,938,968
T. Rowe Price Group, Inc.(a)	39,900	4,189,899
		158,303,530
Chemicals — 1.7%
Air Products & Chemicals, Inc.	39,250	9,134,653
Albemarle Corp.	20,700	5,473,908
Celanese Corp.	17,600	1,589,984
CF Industries Holdings, Inc.	35,300	3,397,625
Corteva, Inc.	127,556	7,289,825
Dow, Inc.	127,122	5,584,470
DuPont de Nemours, Inc.	88,656	4,468,262
Eastman Chemical Co.	21,700	1,541,785
Ecolab, Inc.	43,900	6,340,038
FMC Corp.	22,250	2,351,825
International Flavors & Fragrances, Inc.	44,840	4,072,817
Linde PLC (United Kingdom)	88,200	23,777,838
LyondellBasell Industries NV (Class A Stock)	45,000	3,387,600
Mosaic Co. (The)(a)	61,100	2,952,963
PPG Industries, Inc.	41,500	4,593,635
Sherwin-Williams Co. (The)	41,700	8,538,075
		94,495,303
Commercial Services & Supplies — 0.5%
Cintas Corp.	15,300	5,939,307
Copart, Inc.*	37,850	4,027,240
Republic Services, Inc.	36,335	4,943,014
Rollins, Inc.	41,025	1,422,747
Waste Management, Inc.	66,530	10,658,771
		26,991,079
Communications Equipment — 0.8%
Arista Networks, Inc.*	43,600	4,922,004
Cisco Systems, Inc.	732,575	29,303,000
F5, Inc.*	10,650	1,541,375
Juniper Networks, Inc.	57,400	1,499,288
Motorola Solutions, Inc.	29,427	6,590,765
		43,856,432
Construction & Engineering — 0.1%
Quanta Services, Inc.(a)	25,400	3,235,706
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	11,000	3,542,990
Vulcan Materials Co.	23,400	3,690,414
		7,233,404
Consumer Finance — 0.5%
American Express Co.	106,150	14,320,696
Capital One Financial Corp.	67,969	6,264,703
Discover Financial Services	48,305	4,391,891
Synchrony Financial	85,230	2,402,634
		27,379,924
	Shares	Value
Common Stocks (continued)
Containers & Packaging — 0.3%
Amcor PLC	266,300	$2,857,399
Avery Dennison Corp.	14,600	2,375,420
Ball Corp.	55,600	2,686,592
International Paper Co.	64,067	2,030,924
Packaging Corp. of America(a)	16,700	1,875,243
Sealed Air Corp.	26,020	1,158,150
Westrock Co.	44,961	1,388,845
		14,372,573
Distributors — 0.1%
Genuine Parts Co.	24,925	3,721,801
LKQ Corp.	45,900	2,164,185
Pool Corp.	6,920	2,202,013
		8,087,999
Diversified Financial Services — 1.6%
Berkshire Hathaway, Inc. (Class B Stock)*	319,310	85,262,156
Diversified Telecommunication Services — 0.9%
AT&T, Inc.	1,262,571	19,367,839
Lumen Technologies, Inc.(a)	164,243	1,195,689
Verizon Communications, Inc.	743,088	28,215,052
		48,778,580
Electric Utilities — 2.0%
Alliant Energy Corp.	44,300	2,347,457
American Electric Power Co., Inc.	90,640	7,835,828
Constellation Energy Corp.	57,524	4,785,421
Duke Energy Corp.	136,248	12,673,789
Edison International	67,300	3,807,834
Entergy Corp.(a)	35,900	3,612,617
Evergy, Inc.	40,200	2,387,880
Eversource Energy	61,400	4,786,744
Exelon Corp.	175,473	6,573,219
FirstEnergy Corp.	96,080	3,554,960
NextEra Energy, Inc.	347,700	27,263,157
NRG Energy, Inc.	41,900	1,603,513
PG&E Corp.*	266,000	3,325,000
Pinnacle West Capital Corp.	19,600	1,264,396
PPL Corp.	129,900	3,292,965
Southern Co. (The)	187,600	12,756,800
Xcel Energy, Inc.	96,795	6,194,880
		108,066,460
Electrical Equipment — 0.5%
AMETEK, Inc.	40,800	4,627,128
Eaton Corp. PLC	70,511	9,403,347
Emerson Electric Co.	104,900	7,680,778
Generac Holdings, Inc.*(a)	11,300	2,012,982
Rockwell Automation, Inc.	20,420	4,392,546
		28,116,781
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp. (Class A Stock)	105,400	7,057,584
CDW Corp.	24,000	3,745,920
Corning, Inc.	133,500	3,874,170
Keysight Technologies, Inc.*	31,800	5,004,048

A2

PSF STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components (cont’d.)
TE Connectivity Ltd. (Switzerland)	56,900	$6,279,484
Teledyne Technologies, Inc.*	8,279	2,793,914
Trimble, Inc.*	43,900	2,382,453
Zebra Technologies Corp. (Class A Stock)*	9,180	2,405,252
		33,542,825
Energy Equipment & Services — 0.3%
Baker Hughes Co.(a)	179,048	3,752,846
Halliburton Co.	159,200	3,919,504
Schlumberger NV	249,498	8,956,978
		16,629,328
Entertainment — 1.3%
Activision Blizzard, Inc.	131,300	9,760,842
Electronic Arts, Inc.	46,700	5,403,657
Live Nation Entertainment, Inc.*	25,100	1,908,604
Netflix, Inc.*	78,690	18,526,774
Take-Two Interactive Software, Inc.*	27,950	3,046,550
Walt Disney Co. (The)*	322,622	30,432,933
Warner Bros Discovery, Inc.*(a)	388,408	4,466,692
		73,546,052
Equity Real Estate Investment Trusts (REITs) — 2.6%
Alexandria Real Estate Equities, Inc.	26,280	3,684,193
American Tower Corp.	82,400	17,691,280
AvalonBay Communities, Inc.	24,768	4,562,018
Boston Properties, Inc.	25,100	1,881,747
Camden Property Trust	18,800	2,245,660
Crown Castle, Inc.	76,650	11,079,757
Digital Realty Trust, Inc.(a)	50,900	5,048,262
Duke Realty Corp.	67,900	3,272,780
Equinix, Inc.	16,075	9,144,103
Equity Residential	60,400	4,060,088
Essex Property Trust, Inc.	11,470	2,778,378
Extra Space Storage, Inc.	23,600	4,075,956
Federal Realty Investment Trust	12,700	1,144,524
Healthpeak Properties, Inc.	94,400	2,163,648
Host Hotels & Resorts, Inc.	124,926	1,983,825
Invitation Homes, Inc.	102,700	3,468,179
Iron Mountain, Inc.(a)	51,530	2,265,774
Kimco Realty Corp.	108,300	1,993,803
Mid-America Apartment Communities, Inc.	20,300	3,147,921
Prologis, Inc.	131,028	13,312,445
Public Storage	27,950	8,184,039
Realty Income Corp.(a)	109,300	6,361,260
Regency Centers Corp.	27,400	1,475,490
SBA Communications Corp.	19,130	5,445,355
Simon Property Group, Inc.	58,011	5,206,487
UDR, Inc.	54,100	2,256,511
Ventas, Inc.	70,604	2,836,163
VICI Properties, Inc.(a)	170,000	5,074,500
Vornado Realty Trust(a)	28,057	649,800
Welltower, Inc.(a)	82,000	5,274,240
Weyerhaeuser Co.	131,430	3,753,641
		145,521,827
	Shares	Value
Common Stocks (continued)
Food & Staples Retailing — 1.6%
Costco Wholesale Corp.	78,372	$37,012,744
Kroger Co. (The)	115,800	5,066,250
Sysco Corp.	89,900	6,356,829
Walgreens Boots Alliance, Inc.	126,600	3,975,240
Walmart, Inc.	252,200	32,710,340
		85,121,403
Food Products — 1.1%
Archer-Daniels-Midland Co.(a)	99,338	7,991,742
Campbell Soup Co.(a)	35,800	1,686,896
Conagra Brands, Inc.	84,000	2,740,920
General Mills, Inc.	105,400	8,074,694
Hershey Co. (The)	25,700	5,666,079
Hormel Foods Corp.	51,200	2,326,528
J.M. Smucker Co. (The)	19,000	2,610,790
Kellogg Co.(a)	44,950	3,131,217
Kraft Heinz Co. (The)	140,937	4,700,249
Lamb Weston Holdings, Inc.(a)	25,700	1,988,666
McCormick & Co., Inc.(a)	43,900	3,128,753
Mondelez International, Inc. (Class A Stock)	242,511	13,296,878
Tyson Foods, Inc. (Class A Stock)	51,600	3,401,988
		60,745,400
Gas Utilities — 0.0%
Atmos Energy Corp.(a)	24,600	2,505,510
Health Care Equipment & Supplies — 2.6%
Abbott Laboratories	309,825	29,978,667
ABIOMED, Inc.*	8,000	1,965,280
Align Technology, Inc.*	12,820	2,655,150
Baxter International, Inc.	89,000	4,793,540
Becton, Dickinson & Co.	50,499	11,252,692
Boston Scientific Corp.*	253,349	9,812,207
Cooper Cos., Inc. (The)	8,780	2,317,042
DENTSPLY SIRONA, Inc.(a)	38,200	1,082,970
Dexcom, Inc.*	69,320	5,583,033
Edwards Lifesciences Corp.*	109,950	9,085,169
Hologic, Inc.*	44,250	2,855,010
IDEXX Laboratories, Inc.*	14,680	4,782,744
Intuitive Surgical, Inc.*	63,280	11,861,203
Medtronic PLC	235,128	18,986,586
ResMed, Inc.(a)	25,900	5,653,970
STERIS PLC(a)	17,700	2,943,156
Stryker Corp.	59,570	12,065,308
Teleflex, Inc.	8,350	1,682,191
Zimmer Biomet Holdings, Inc.	37,086	3,877,341
		143,233,259
Health Care Providers & Services — 3.5%
AmerisourceBergen Corp.(a)	27,500	3,721,575
Cardinal Health, Inc.	48,175	3,212,309
Centene Corp.*	101,168	7,871,882
Cigna Corp.	54,032	14,992,259
CVS Health Corp.	232,299	22,154,356
DaVita, Inc.*	9,900	819,423
Elevance Health, Inc.	42,460	19,287,030
HCA Healthcare, Inc.	38,100	7,002,399

A3

PSF STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services (cont’d.)
Henry Schein, Inc.*	24,300	$1,598,211
Humana, Inc.	22,350	10,843,997
Laboratory Corp. of America Holdings	16,000	3,276,960
McKesson Corp.	25,507	8,669,064
Molina Healthcare, Inc.*	10,300	3,397,352
Quest Diagnostics, Inc.(a)	20,800	2,551,952
UnitedHealth Group, Inc.	165,530	83,599,271
Universal Health Services, Inc. (Class B Stock)	11,900	1,049,342
		194,047,382
Hotels, Restaurants & Leisure — 1.8%
Booking Holdings, Inc.*	7,030	11,551,766
Caesars Entertainment, Inc.*(a)	37,600	1,212,976
Carnival Corp.*(a)	172,600	1,213,378
Chipotle Mexican Grill, Inc.*(a)	4,915	7,386,065
Darden Restaurants, Inc.(a)	22,000	2,779,040
Domino’s Pizza, Inc.	6,400	1,985,280
Expedia Group, Inc.*	26,700	2,501,523
Hilton Worldwide Holdings, Inc.	48,500	5,850,070
Las Vegas Sands Corp.*(a)	58,100	2,179,912
Marriott International, Inc. (Class A Stock)	48,873	6,849,062
McDonald’s Corp.	130,160	30,033,119
MGM Resorts International	57,700	1,714,844
Norwegian Cruise Line Holdings Ltd.*(a)	72,700	825,872
Royal Caribbean Cruises Ltd.*(a)	39,200	1,485,680
Starbucks Corp.	203,000	17,104,780
Wynn Resorts Ltd.*(a)	18,400	1,159,752
Yum! Brands, Inc.	50,400	5,359,536
		101,192,655
Household Durables — 0.3%
D.R. Horton, Inc.(a)	56,000	3,771,600
Garmin Ltd.	27,100	2,176,401
Lennar Corp. (Class A Stock)(a)	45,100	3,362,205
Mohawk Industries, Inc.*	9,100	829,829
Newell Brands, Inc.(a)	65,749	913,254
NVR, Inc.*	550	2,192,894
PulteGroup, Inc.(a)	41,985	1,574,437
Whirlpool Corp.(a)	9,667	1,303,208
		16,123,828
Household Products — 1.4%
Church & Dwight Co., Inc.	42,800	3,057,632
Clorox Co. (The)	21,700	2,786,063
Colgate-Palmolive Co.	148,100	10,404,025
Kimberly-Clark Corp.	59,638	6,711,661
Procter & Gamble Co. (The)	422,776	53,375,470
		76,334,851
Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The)	118,000	2,666,800
Industrial Conglomerates — 0.8%
3M Co.	97,990	10,827,895
General Electric Co.	194,455	12,038,709
	Shares	Value
Common Stocks (continued)
Industrial Conglomerates (cont’d.)
Honeywell International, Inc.	119,250	$19,911,173
		42,777,777
Insurance — 2.1%
Aflac, Inc.(a)	101,800	5,721,160
Allstate Corp. (The)(a)	47,828	5,956,021
American International Group, Inc.	134,529	6,387,437
Aon PLC (Class A Stock)	37,425	10,025,035
Arthur J. Gallagher & Co.	37,050	6,343,701
Assurant, Inc.	9,600	1,394,592
Brown & Brown, Inc.	41,100	2,485,728
Chubb Ltd.	73,930	13,446,388
Cincinnati Financial Corp.(a)	28,128	2,519,425
Everest Re Group Ltd.	6,900	1,810,836
Globe Life, Inc.	16,175	1,612,648
Hartford Financial Services Group, Inc. (The)	57,200	3,542,968
Lincoln National Corp.	27,463	1,205,900
Loews Corp.	35,426	1,765,632
Marsh & McLennan Cos., Inc.	88,500	13,212,165
MetLife, Inc.	118,580	7,207,292
Principal Financial Group, Inc.(a)	41,500	2,994,225
Progressive Corp. (The)	103,300	12,004,493
Prudential Financial, Inc.	65,800	5,644,324
Travelers Cos., Inc. (The)	41,948	6,426,434
W.R. Berkley Corp.	36,100	2,331,338
Willis Towers Watson PLC(a)	19,500	3,918,330
		117,956,072
Interactive Media & Services — 4.6%
Alphabet, Inc. (Class A Stock)*	1,060,880	101,473,172
Alphabet, Inc. (Class C Stock)*	948,700	91,217,505
Match Group, Inc.*	50,400	2,406,600
Meta Platforms, Inc. (Class A Stock)*	403,520	54,749,594
Twitter, Inc.*	119,000	5,216,960
		255,063,831
Internet & Direct Marketing Retail — 3.3%
Amazon.com, Inc.*	1,568,200	177,206,600
eBay, Inc.	97,200	3,577,932
Etsy, Inc.*	22,600	2,262,938
		183,047,470
IT Services — 4.2%
Accenture PLC (Class A Stock)	111,950	28,804,735
Akamai Technologies, Inc.*(a)	28,500	2,289,120
Automatic Data Processing, Inc.	73,610	16,649,846
Broadridge Financial Solutions, Inc.	20,700	2,987,424
Cognizant Technology Solutions Corp. (Class A Stock)	91,600	5,261,504
DXC Technology Co.*	40,650	995,112
EPAM Systems, Inc.*	10,140	3,672,607
Fidelity National Information Services, Inc.	107,700	8,138,889
Fiserv, Inc.*	113,200	10,592,124
FleetCor Technologies, Inc.*	13,300	2,343,061
Gartner, Inc.*	14,050	3,887,494

A4

PSF STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
Global Payments, Inc.	49,013	$5,295,855
International Business Machines Corp.	159,825	18,988,808
Jack Henry & Associates, Inc.	12,950	2,360,397
Mastercard, Inc. (Class A Stock)	150,950	42,921,123
Paychex, Inc.(a)	56,550	6,345,475
PayPal Holdings, Inc.*	204,700	17,618,529
VeriSign, Inc.*	16,500	2,866,050
Visa, Inc. (Class A Stock)(a)	289,300	51,394,145
		233,412,298
Leisure Products — 0.0%
Hasbro, Inc.(a)	22,950	1,547,289
Life Sciences Tools & Services — 1.8%
Agilent Technologies, Inc.	52,782	6,415,652
Bio-Rad Laboratories, Inc. (Class A Stock)*	3,860	1,610,160
Bio-Techne Corp.(a)	7,030	1,996,520
Charles River Laboratories International, Inc.*	9,100	1,790,880
Danaher Corp.	115,800	29,909,982
Illumina, Inc.*	27,810	5,305,870
IQVIA Holdings, Inc.*	33,000	5,977,620
Mettler-Toledo International, Inc.*	4,010	4,347,321
PerkinElmer, Inc.(a)	22,300	2,683,359
Thermo Fisher Scientific, Inc.	69,320	35,158,411
Waters Corp.*	10,550	2,843,542
West Pharmaceutical Services, Inc.	13,000	3,199,040
		101,238,357
Machinery — 1.6%
Caterpillar, Inc.	93,450	15,333,276
Cummins, Inc.	24,850	5,057,224
Deere & Co.	49,150	16,410,693
Dover Corp.	25,400	2,961,132
Fortive Corp.	63,500	3,702,050
IDEX Corp.	13,500	2,697,975
Illinois Tool Works, Inc.(a)	49,975	9,027,984
Ingersoll Rand, Inc.	71,337	3,086,039
Nordson Corp.	9,600	2,037,792
Otis Worldwide Corp.	74,583	4,758,395
PACCAR, Inc.	61,428	5,140,909
Parker-Hannifin Corp.	22,687	5,497,287
Pentair PLC	28,907	1,174,491
Snap-on, Inc.(a)	9,350	1,882,623
Stanley Black & Decker, Inc.	26,135	1,965,613
Westinghouse Air Brake Technologies Corp.	32,212	2,620,446
Xylem, Inc.	32,000	2,795,520
		86,149,449
Media — 0.7%
Charter Communications, Inc. (Class A Stock)*(a)	19,650	5,960,828
Comcast Corp. (Class A Stock)	779,192	22,853,701
DISH Network Corp. (Class A Stock)*(a)	43,175	597,110
Fox Corp. (Class A Stock)	54,266	1,664,881
	Shares	Value
Common Stocks (continued)
Media (cont’d.)
Fox Corp. (Class B Stock)	25,766	$734,331
Interpublic Group of Cos., Inc. (The)	69,162	1,770,547
News Corp. (Class A Stock)	67,925	1,026,347
News Corp. (Class B Stock)(a)	21,400	329,988
Omnicom Group, Inc.(a)	36,700	2,315,403
Paramount Global (Class B Stock)(a)	89,366	1,701,529
		38,954,665
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	253,012	6,914,818
Newmont Corp.	140,103	5,888,529
Nucor Corp.	46,300	4,953,637
		17,756,984
Multiline Retail — 0.5%
Dollar General Corp.	40,300	9,666,358
Dollar Tree, Inc.*	37,347	5,082,927
Target Corp.	82,068	12,178,070
		26,927,355
Multi-Utilities — 0.9%
Ameren Corp.	45,700	3,681,135
CenterPoint Energy, Inc.(a)	111,210	3,133,898
CMS Energy Corp.	51,200	2,981,888
Consolidated Edison, Inc.	62,700	5,377,152
Dominion Energy, Inc.	147,140	10,168,845
DTE Energy Co.	34,100	3,923,205
NiSource, Inc.	71,650	1,804,863
Public Service Enterprise Group, Inc.	88,600	4,981,978
Sempra Energy	55,554	8,329,767
WEC Energy Group, Inc.	55,576	4,970,162
		49,352,893
Oil, Gas & Consumable Fuels — 4.1%
APA Corp.	57,750	1,974,472
Chevron Corp.	318,659	45,781,739
ConocoPhillips	225,261	23,053,211
Coterra Energy, Inc.(a)	140,800	3,677,696
Devon Energy Corp.(a)	115,900	6,969,067
Diamondback Energy, Inc.	31,500	3,794,490
EOG Resources, Inc.	103,400	11,552,882
EQT Corp.	60,000	2,445,000
Exxon Mobil Corp.	737,404	64,382,743
Hess Corp.	49,075	5,348,684
Kinder Morgan, Inc.(a)	350,843	5,838,027
Marathon Oil Corp.	119,894	2,707,206
Marathon Petroleum Corp.	88,187	8,759,615
Occidental Petroleum Corp.	131,828	8,100,831
ONEOK, Inc.(a)	78,840	4,039,762
Phillips 66	84,964	6,858,294
Pioneer Natural Resources Co.(a)	42,200	9,137,566
Valero Energy Corp.	69,700	7,447,445
Williams Cos., Inc. (The)	215,000	6,155,450
		228,024,180

A5

PSF STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Personal Products — 0.2%
Estee Lauder Cos., Inc. (The) (Class A Stock)	41,000	$8,851,900
Pharmaceuticals — 4.5%
Bristol-Myers Squibb Co.	377,790	26,857,091
Catalent, Inc.*(a)	31,800	2,301,048
Eli Lilly & Co.	139,500	45,107,325
Johnson & Johnson	465,246	76,002,587
Merck & Co., Inc.	445,903	38,401,166
Organon & Co.	44,790	1,048,086
Pfizer, Inc.	993,023	43,454,686
Viatris, Inc.	213,994	1,823,229
Zoetis, Inc.	83,000	12,308,070
		247,303,288
Professional Services — 0.4%
CoStar Group, Inc.*	70,100	4,882,465
Equifax, Inc.	21,650	3,711,459
Jacobs Solutions, Inc.(a)	22,800	2,473,572
Leidos Holdings, Inc.	24,350	2,129,895
Nielsen Holdings PLC	63,100	1,749,132
Robert Half International, Inc.	19,500	1,491,750
Verisk Analytics, Inc.	27,900	4,757,787
		21,196,060
Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	56,800	3,834,568
Road & Rail — 0.9%
CSX Corp.	378,916	10,094,322
J.B. Hunt Transport Services, Inc.	14,800	2,315,016
Norfolk Southern Corp.	41,600	8,721,440
Old Dominion Freight Line, Inc.(a)	16,300	4,054,951
Union Pacific Corp.	110,550	21,537,351
		46,723,080
Semiconductors & Semiconductor Equipment — 4.7%
Advanced Micro Devices, Inc.*	285,795	18,107,971
Analog Devices, Inc.	91,994	12,818,444
Applied Materials, Inc.	153,900	12,609,027
Broadcom, Inc.	71,450	31,724,515
Enphase Energy, Inc.*	24,000	6,659,280
Intel Corp.	726,500	18,721,905
KLA Corp.	25,100	7,596,013
Lam Research Corp.	24,300	8,893,800
Microchip Technology, Inc.	98,200	5,993,146
Micron Technology, Inc.	195,200	9,779,520
Monolithic Power Systems, Inc.	7,900	2,870,860
NVIDIA Corp.	443,110	53,789,123
NXP Semiconductors NV (China)	46,400	6,844,464
ON Semiconductor Corp.*	76,700	4,780,711
Qorvo, Inc.*(a)	18,286	1,452,091
QUALCOMM, Inc.	198,750	22,454,775
Skyworks Solutions, Inc.	28,600	2,438,722
SolarEdge Technologies, Inc.*(a)	9,900	2,291,454
Teradyne, Inc.	27,700	2,081,655
Texas Instruments, Inc.	161,700	25,027,926
		256,935,402
	Shares	Value
Common Stocks (continued)
Software — 8.3%
Adobe, Inc.*	82,795	$22,785,184
ANSYS, Inc.*	15,400	3,414,180
Autodesk, Inc.*	38,570	7,204,876
Cadence Design Systems, Inc.*	48,500	7,926,355
Ceridian HCM Holding, Inc.*(a)	27,100	1,514,348
Citrix Systems, Inc.	22,050	2,293,200
Fortinet, Inc.*	115,800	5,689,254
Intuit, Inc.	49,860	19,311,775
Microsoft Corp.	1,319,780	307,376,762
NortonLifeLock, Inc.	105,511	2,124,991
Oracle Corp.	268,795	16,415,311
Paycom Software, Inc.*	8,600	2,837,914
PTC, Inc.*	18,600	1,945,560
Roper Technologies, Inc.	18,700	6,725,268
Salesforce, Inc.*	176,100	25,330,224
ServiceNow, Inc.*(a)	35,790	13,514,662
Synopsys, Inc.*	27,000	8,248,770
Tyler Technologies, Inc.*	7,380	2,564,550
		457,223,184
Specialty Retail — 2.2%
Advance Auto Parts, Inc.	10,860	1,697,852
AutoZone, Inc.*	3,450	7,389,658
Bath & Body Works, Inc.	40,396	1,316,910
Best Buy Co., Inc.(a)	35,725	2,262,822
CarMax, Inc.*(a)	28,500	1,881,570
Home Depot, Inc. (The)	181,869	50,184,932
Lowe’s Cos., Inc.	113,075	21,236,616
O’Reilly Automotive, Inc.*	11,280	7,933,788
Ross Stores, Inc.	62,100	5,233,167
TJX Cos., Inc. (The)	207,100	12,865,052
Tractor Supply Co.	19,600	3,643,248
Ulta Beauty, Inc.*	9,070	3,638,793
		119,284,408
Technology Hardware, Storage & Peripherals — 7.0%
Apple, Inc.	2,673,220	369,439,004
Hewlett Packard Enterprise Co.	228,166	2,733,429
HP, Inc.	161,066	4,013,765
NetApp, Inc.	39,100	2,418,335
Seagate Technology Holdings PLC(a)	35,150	1,871,034
Western Digital Corp.*	55,168	1,795,718
		382,271,285
Textiles, Apparel & Luxury Goods — 0.4%
NIKE, Inc. (Class B Stock)	223,700	18,593,944
Ralph Lauren Corp.(a)	7,600	645,468
Tapestry, Inc.	44,500	1,265,135
VF Corp.(a)	58,444	1,748,060
		22,252,607
Tobacco — 0.6%
Altria Group, Inc.	318,600	12,865,068
Philip Morris International, Inc.	274,300	22,769,643
		35,634,711

A6

PSF STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Trading Companies & Distributors — 0.2%
Fastenal Co.	101,700	$4,682,268
United Rentals, Inc.*	12,440	3,360,293
W.W. Grainger, Inc.(a)	8,020	3,923,304
		11,965,865
Water Utilities — 0.1%
American Water Works Co., Inc.	32,150	4,184,644
Wireless Telecommunication Services — 0.3%
T-Mobile US, Inc.*	106,500	14,289,105

Total Common Stocks (cost $1,625,479,990)		5,335,504,443
Exchange-Traded Funds — 0.9%
iShares Core S&P 500 ETF(a)	111,000	39,810,150
SPDR S&P 500 ETF Trust(a)	30,300	10,822,554

Total Exchange-Traded Funds (cost $49,334,310)		50,632,704

Total Long-Term Investments (cost $1,674,814,300)		5,386,137,147
Short-Term Investments — 7.9%
Affiliated Mutual Funds — 7.8%
PGIM Core Ultra Short Bond Fund(wa)	103,832,432	103,832,432
PGIM Institutional Money Market Fund (cost $321,767,021; includes $320,624,300 of cash collateral for securities on loan)(b)(wa)	322,218,808	322,025,476

Total Affiliated Mutual Funds (cost $425,599,453)		425,857,908

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) — 0.1%
U.S. Treasury Bills
3.158%	12/15/22	7,800	7,754,642
(cost $7,749,097)

Total Short-Term Investments (cost $433,348,550)				433,612,550

TOTAL INVESTMENTS—105.9% (cost $2,108,162,850)				5,819,749,697

Liabilities in excess of other assets(z) — (5.9)%				(322,887,952)

Net Assets — 100.0%				$5,496,861,745

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ETF	Exchange-Traded Fund
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $309,148,570; cash collateral of $320,624,300 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A7

PSF STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Futures contracts outstanding at September 30, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
610	S&P 500 E-Mini Index	Dec. 2022	$109,845,750	$(14,306,420)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A8